OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities
	December 31,	December 31,
	2024	2023
Payables to non-trade vendors and service providers	$3,744,669	$3,475,685
Salary payables	948,829	473,086
Interest payable	33,011	—
Other miscellaneous payables	54,456	79,112
Total other payables and accrued liabilities	$4,780,965	$4,027,883